UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2020 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 94.8%
	Shares	Value
COMMUNICATION SERVICES — 3.5%
Nexstar Media Group, Cl A	33,292	$4,033,326

CONSUMER DISCRETIONARY — 12.9%
Denny's *	115,650	2,367,356
Extended Stay America	120,901	1,562,041
Lithia Motors, Cl A	26,897	3,648,309
Oxford Industries	39,411	2,735,124
Six Flags Entertainment	81,441	3,105,345
Wendy's	60,520	1,311,468
		14,729,643

CONSUMER STAPLES — 3.9%
Calavo Growers	21,185	1,622,983
Hostess Brands, Cl A *	212,028	2,845,416
		4,468,399

ENERGY — 3.5%
Enerplus	231,860	1,182,486
Rattler Midstream (A)	92,228	1,391,721
Viper Energy Partners (A)	63,751	1,390,409
		3,964,616

FINANCIALS — 15.5%
BancFirst	20,199	1,167,502
BGC Partners, Cl A	522,282	3,013,567
Columbia Banking System	88,113	3,409,973
FB Financial	46,296	1,650,452
First Merchants	71,212	2,830,677
Pacific Premier Bancorp	72,557	2,162,199
PacWest Bancorp	100,077	3,507,699
		17,742,069

HEALTH CARE — 4.0%
Ligand Pharmaceuticals *	32,357	2,841,268
Providence Service *	27,518	1,784,542
		4,625,810

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THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2020 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 19.6%
CBIZ *	168,306	$4,544,262
CIRCOR International *	39,996	1,661,034
Colfax *	121,980	4,288,817
ESCO Technologies	15,087	1,447,748
IAA *	63,746	3,012,636
Kaman	26,674	1,646,319
KAR Auction Services	144,823	3,044,179
Teledyne Technologies *	5,444	1,987,387
Trinity Industries	39,214	797,221
		22,429,603

INFORMATION TECHNOLOGY — 16.5%
ACI Worldwide *	145,450	5,010,752
Itron *	33,869	2,768,791
j2 Global *	32,070	3,074,230
Silicon Motion Technology ADR	82,599	3,790,468
Verint Systems *	35,250	2,044,500
Verra Mobility, Cl A *	138,820	2,211,403
		18,900,144

MATERIALS — 3.9%
Livent *	39,577	372,419
Silgan Holdings	130,658	4,032,106
		4,404,525

REAL ESTATE — 11.5%
Community Healthcare Trust ‡	74,133	3,496,854
Howard Hughes *	26,552	3,230,847
Medical Properties Trust ‡	209,610	4,642,862
Newmark Group, Cl A	98,086	1,154,472
Physicians Realty Trust ‡	29,672	574,153
		13,099,188

TOTAL COMMON STOCK
(Cost $100,689,715)		108,397,323

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THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2020 (UNAUDITED)

SHORT-TERM INVESTMENT (B) — 4.5%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl F, 1.460%
(Cost $5,098,085)	5,098,085	$5,098,085
TOTAL INVESTMENTS— 99.3%
(Cost $105,787,800)		$113,495,408

Percentages are based on Net Assets of $114,329,898.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2020, such securities amounted to $2,782,130, or 2.4% of the net assets of the Fund.
(B)	The rate shown is the 7-day effective yield as of January 31, 2020.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2020, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CAR-QH-001-1200

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Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund II

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020